SCHEDULE OF NOTES PAYABLE TO NON-RELATED PARTIES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total recorded as current liability	$ 15,649	$ 15,649	$ 25,746
Loan One [Member]
Short-term Debt [Line Items]
Total recorded as current liability	$ 15,649	$ 15,649	25,746
Debt Instrument, Collateral	a tour bus	a tour bus
Monthly payment	$ 2,710	$ 2,710	$ 2,710
Debt interest rate	12.00%
Convertible Debenture One [Member]
Short-term Debt [Line Items]
Debt interest rate	12.00%	12.00%	12.00%